Nature of Operations	12 Months Ended
Dec. 31, 2015
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

A.
Camtek Ltd. (“Camtek” or “Company”), an Israeli corporation, is controlled by (47.87%) Priortech Ltd. (“Parent”), an Israeli corporation listed on the Tel-Aviv Stock Exchange. Camtek provides automated and technologically advanced solutions dedicated to enhancing production processes, increasing products yield and reliability, enabling and supporting customers’ latest technologies in the semiconductor fabrication and Printed Circuit Boards (PCB) industries.

B.
As of December 31, 2015, based on Management's estimates regarding future sales of one-color Gryphon systems, an obsolescence provision was recorded against inventory. During 2015, delays in marketing the Gryphon system resulted in an impairment of the Company’s goodwill and IPR&D recorded in the Printar acquisition. In 2015, the Company signed an agreement with Printar, whereby its obligation to payment of $2,000 – conditional on certain terms relating to the sale of machinery based on the solder mask technology, if and when there products were commercialized – was replaced and paid off with a one-time final payment of $425, which the Company paid $50 in cash and issued shares with the value of $375.

In December 2013, the Company decided not to continue with the development of future models of its Xact product line which had been acquired as part of the acquisition of SELA – Semiconductor Engineering Laboratories Ltd. in 2009 (“SELA acquisition”). In December 2014, the Company entered into a buy-out arrangement to sell the remaining activities of the Sela division. The sale was completed in January 2015 and, as part of this arrangement, in 2015 Camtek sold the Sela systems remaining in inventory, but no longer continues to support the Sela customer base. Accordingly, during 2014 and 2013 the Company wrote off excess inventories, fixed assets, goodwill and adjusted its liabilities in respect to the SELA acquisition.

The impact of these decisions on the consolidated statement of income in the years ended December 31, 2015, 2014 and 2013 was as follows:

		Year ended	Year ended	Year ended
		December 31,	December 31,	December 31,
		2015	2014	2013
		U.S. Dollars	U.S. Dollars	U.S. Dollars
Account	Nature of impact	(in thousands)	(in thousands)	(in thousands)

Cost of Revenues	Inventory write-off	1,041	205	3,052
Reorganization and	Impairment charge with
impairment	respect of technology,
	customer relationships and goodwill	1,595	-	1,656

Reorganization and	Revaluation of liabilities
impairment	in respect of Printar and SELA acquisition	(1,457)	(106)	(5,122)

Reorganization and
impairment	Other	-	166	854

		1,179	265	440